Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 17,076	$ 548,331	$ 933,469
Accounts receivable	554,344	231,269
Trade receivables, related parties		5,100	137,297
Loans receivable, related parties	286,174	0
Inventories	909,750	645,132	198,936
Prepaid expenses and other current assets	673,522	442,366
Prepaid expenses, related parties	736,941	35,609
Deposits and prepayments		477,975	703,690
Trade receivables, net of impairment allowance		231,269	144,246
Accounts receivable, related parties	0	5,100
Total current assets	3,177,807	1,907,807	2,117,638
Property and equipment
Leasehold Improvements		12,431	12,431
Right of use liability, related party	170,576	258,776
Equity investment - related party	1,747,381	0
Furniture, Fixtures and Equipment		7,468,515	5,147,693
Accumulated Depreciation		(260,381)	(161,353)
Total property and equipment	8,993,603	7,220,565	4,998,771
Other Assets
ROU operating leases less accumulated amortization	269,634	351,146	454,114
Other intangible assets - net of amortization	0	2,661	0
Total other assets		353,807	454,114
Total assets	14,438,059	9,482,179	7,570,523
Current liabilities:
Accounts payable and accrued expenses		335,605	97,800
Accounts payable, related parties		42,831	162,405
Other investments and Warrants	249,634	0
Accrued interest on notes		19,282	9,416
Short term promissory notes payable, related parties		50,000	0
Convertible promissory notes payable	3,200,000	125,000	175,000
Liabilities
Other short term loans		0	1,482,681
Accounts payable	665,033	335,605
Loans payable, related parties		0	9,600
Customer prepaid invoices and deposits		838,164	2,128,393
Accrued liabilities	374,444	0
ROU operating lease liability, short term portion	114,926	109,552	102,969
Total current liabilities	5,485,017	1,520,434	4,168,264
Long term liabilities:
Line of credit	100,000	0
Long-term debt	0	142,770	168,328
Loans and notes payable, related parties	0	69,282
ROU straight-line rent liability		17,182	15,126
Operating lease ROU liability		241,594	351,145
Other short-term loans	137,173	0
Total long term liabilities		401,546	534,599
Total liabilities	5,655,593	1,921,980	4,702,863
Stockholders equity:
Preferred stock, value	0	0	0
Common stock, $.001 par value as of December 31, 2022 and December 31,2021 respectively; 200,000,000 shares authorized as of December 31, 2022 and December 31, 2021 respectively. 23,436,505 and 19,695,532 shares issued and outstanding as of December 31, 2022 and December 31, 2021 respectively.	28,926	23,436	19,696
Additional paid in capital	25,563,373	18,095,184	6,321,428
Accumulated deficit	(16,640,974)	(10,463,048)	(3,459,214)
Total stockholders equity	8,951,325	7,655,572	2,881,910
Non-controlling interests	(168,859)	(95,373)	(14,250)
Total equity attributable to Hempacco Co., Inc.	8,782,466	7,560,199	2,867,660
Total liabilities and stockholders equity	14,438,059	9,482,179	7,570,523
Series A Preferred Stock [Member]
Stockholders equity:
Preferred stock, value	$ 0	$ 0	$ 0